Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended					1 Months Ended			12 Months Ended
	Dec. 14, 2012	Dec. 22, 2011	Dec. 29, 2012	Sep. 22, 2010 Maximum [Member]	Dec. 29, 2012 Senior Notes [Member]	Sep. 22, 2010 U.S. Revolving Credit Facility [Member]	Sep. 22, 2010 Canadian Revolving Credit Facility [Member]	Dec. 29, 2012 Canadian Revolving Credit Facility [Member] Bankers acceptance discount rate [Member]	Dec. 29, 2012 Canadian Revolving Credit Facility [Member] Canadian prime rate [Member]	Dec. 29, 2012 Canadian Revolving Credit Facility [Member] Canadian Dealer Offered Rate [Member]	Mar. 01, 2011 Amended Term Loan B [Member]	Mar. 01, 2011 Amended Term Loan B [Member] LIBOR [Member]	Mar. 01, 2011 Amended Term Loan B [Member] ABR [Member]	Dec. 29, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Jan. 02, 2010 Revolving Credit Facility [Member]	Dec. 29, 2012 Revolving Credit Facility [Member] LIBOR [Member]	Dec. 29, 2012 Revolving Credit Facility [Member] ABR [Member]
Debt [Line Items]
Maturities of debt obligations excluding original discount			$ 15.5
Borrowing capacity						165.0	10.0
Maturity expiration date						2015
Letters of credit				35.0
Interest rate description											LIBOR or an alternative base rate ("ABR") plus a spread of 4.00% or 3.00%, respectively, with a 1.25% LIBOR floor			LIBOR plus 5.25% or an ABR plus 4.25% (or, in the case of Canadian dollar denominated loans, the bankers' acceptance discount rate plus 5.25% or the Canadian prime rate plus 4.25% (subject to a floor of the one-month Canadian Dealer Offered Rate plus 1.00%)), in each case, with step-downs based on the total leverage ratio
LIBOR floor rate											1.25%			1.75%
Prepayment premium											1.00%
Additional term loans under the Term Loan Facility				300.0
Voluntary pre-payments	22.0	60.0
Spread on variable interest rate								5.25%	4.25%	1.00%		4.00%	3.00%				5.25%	4.25%
Remaining borrowing capacity														163.5
Letters of credit outstanding, amount														11.5
Commitment fee percentage on unused portion														0.75%
Step-down commitment fee percentage														0.50%
Leverage ratio														5.00 to 1.00
Weighted average interest rates on short term borrowings														7.50%	7.50%	6.90%
Senior notes, interest rate			10.00%		10.00%
Percentage price of principal amount for repurchase of senior note					101.00%
Repurchase of Senior Notes, aggregate principal amount			$ 13.3